Other Income (Expense), Net - Schedule of Other Income (Expense), Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Income (Expense), Net [Abstract]
Government grants	$ 243,044	$ 584,671
Rental income	49,748	67,232
Other net miscellaneous income (expenses)	(4,109)	(23,708)
Total	$ 288,683	$ 628,195